SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

On March 2, 2026, the board of directors of the Company, appointed Mr. Bin Ma (“Mr. Ma”) as a Co-Chief Executive Officer (the “Co-CEO”) of the Company. As the Co-CEO, Mr. Ma will serve alongside Jianghuai Lin, who will continue as the Company’s Chairman of the Board and the Co-CEO.